Shareholder Report, Average Annual Return (Details) 193595_Pacer Solactive Whitney Future of Warfare ETF_TF_TSR Annual {TF}	10 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer Solactive Whitney Future of Warfare ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacer Solactive Whitney Future of Warfare ETF NAV
Average Annual Return, Percent	27.86%
Solactive Whitney Future of Warfare Index NTR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Whitney Future of Warfare Index
Average Annual Return, Percent	28.36%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent	16.55%